FRANKLIN TEMPLETON INVESTMENTS
                              ONE FRANKLIN PARKWAY
                            SAN MATEO, CA 94403-1906




November 5, 2002


Filed Via EDGAR (CIK #0000316403)
Securities and Exchange Commission
Judiciary Plaza 450 Fifth Street, N.W.
Washington, D.C.  20549

      RE:   FRANKLIN FEDERAL MONEY FUND
            File Nos. (2-67480 and 811-3052)

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on October 30, 2002.

Sincerely yours,

FRANKLIN FEDERAL MONEY FUND



/s/David P. Goss
Associate General Counsel


DPG:cd

cc:   Bruce G. Leto, Esq.